SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of subsidiaries [abstract]
Schedule of interests in subsidiaries
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN 30, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other Subsidiaries of the Company[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(19)	$63	$—	$8	$—	$—	$(2)	$14	$20,086	$(1,864)	$18,286
Net income (loss) attributable to shareholders	816	(1)	—	—	—	—	(1)	(33)	1,152	(1,117)	816
Total assets	74,368	7,833	—	607	—	—	231	6,308	358,624	(98,754)	349,217
Total liabilities	36,854	6,072	—	597	—	—	1	4,868	212,227	(37,339)	223,280
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	230

AS AT DEC. 31, 2020 AND FOR THE THREE MONTHS ENDED JUN. 30 2020 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(8)	$138	$—	$8	$—	$—	$—	$27	$13,916	$(1,252)	$12,829
Net income (loss) attributable to shareholders	(656)	87	—	—	—	—	—	(13)	680	(754)	(656)
Total assets	73,898	7,207	—	600	—	—	233	4,280	350,687	(93,209)	343,696
Total liabilities	38,060	5,547	—	596	—	—	3	2,690	206,877	(32,719)	221,054
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	230

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$52	$121	$—	$16	$—	$—	$2	$48	$38,163	$(3,706)	$34,696
Net income (loss) attributable to shareholders	2,051	(6)	—	—	—	—	2	(37)	2,424	(2,383)	2,051

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$430	$176	$—	$12	$—	$—	$—	$52	$31,963	$(3,218)	$29,415
Net income (loss) attributable to shareholders	(949)	82	—	—	—	—	—	11	2,079	(2,172)	(949)
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL, BIC, BFI II, BF AUS, BF U.K. and BFL II on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.